Basis of preparation of financial statements and principal accounting policies - Information About Differences Between Operating Lease Commitments And Lease Liabilities (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2019	Jan. 01, 2019
Statement [line items]
Operating lease commitments disclosed by applying IAS 17 as of December 31, 2018		$ 320,214
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018		17,792
Less: Short-term leases		(28,121)
Add: Adjustments as a result of a different treatment of extension and termination options		874,298
Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019	$ 917,452	1,184,183
Lease liabilities recognized as of January 1, 2019 by applying IFRS 16	$ 692,951
Effects Of Adopting New Standards [member]
Statement [line items]
Lease liabilities recognized as of January 1, 2019 by applying IFRS 16		$ 884,275
Bottom of range [member]
Statement [line items]
Incremental borrowing interest rate at the date of initial application		1.7895%
Top of range [member]
Statement [line items]
Incremental borrowing interest rate at the date of initial application		3.9474%